August 2, 2001


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:	Smith Barney Municipal Money Market Fund, Inc. (the
"Fund")
	File Nos. 2-69938 and 811-3112

Dear Sirs:

Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information on behalf of the Fund mentioned above, does not differ from that contained in Post-Effective Amendment No. 32 filed on July 27, 2001, which became effective on July 30, 2001.

Please return an electronic receipt in order to verify receipt of this letter and filing.

Very truly yours,

/s/ Gordon E. Swartz
Gordon Swartz